Personnel Expenses - Disclosure of Details of Personnel Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [Line Items]
Personnel expenses	₩ 3,942,097	₩ 2,999,408	₩ 3,264,306
Personnel expenses [member]
Statement of comprehensive income [Line Items]
Salaries and wages	3,138,798	2,326,792	2,553,485
Other employee benefits	589,598	444,090	473,916
Contributions to National Pension plan	68,962	67,241	73,148
Expenses related to defined benefit plans and defined contribution plans	₩ 144,739	₩ 161,285	₩ 163,757